Angel Oak Mortgage Trust I, LLC 2018-2 ABS-15G

Exhibit 99.3

AMC Loan ID	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Waived Date	Exception Level Grade	Property State	Occupancy	Purpose	Fitch Overall Initial	Fitch Overall Final	Fitch Credit Initial	Fitch Credit Final	Fitch Compliance Initial	Fitch Compliance Final	Fitch Property Initial	Fitch Property Final
900011028	Compliance	Compliance	Federal	Federal HPML Compliant							1	FL	Primary	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH	A	A	A	A	A	A	A	A
900007561	Compliance	Compliance	Federal	Federal HPML Compliance							1	GA	Primary	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH	A	A	A	A	A	A	A	A